RESTATEMENT OF FINANCIAL STATEMENTS (Details) (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Schedule of Error Corrections and Prior Period Adjustments [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.002731	$ 0.002731
Common Stock, Shares Authorized	18,307,038	18,307,038
Common Stock, Shares, Issued	6,194,475	5,808,675
Common Stock, Shares, Outstanding	6,194,475	5,808,675